Loans and other financial assets at amortized cost, and loans and receivables_Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted due from financial institutions [Line Items]
Total	₩ 13,097,073	₩ 12,695,560
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	11,120,495	11,116,491
Due from banks in local currency | Due from The BOK
Restricted due from financial institutions [Line Items]
Total	₩ 11,028,850	₩ 11,034,602
Reason of restriction	Reserve deposits under BOK Act	Reserve deposits under BOK Act
Counterparty	The BOK	The BOK
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total	₩ 50,000	₩ 30,000
Reason of restriction	Customer's deposit reserve	Customer's deposit reserve
Counterparty	Korea Securities Finance Corp.	Korea Securities Finance Corp.
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 41,645	₩ 51,889
Reason of restriction	Central counter party KRW margin and others	Central counter party KRW margin and others
Counterparty	The Korea Exchange and others	The Korea Exchange and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,976,578	₩ 1,579,069
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 1,103,917	₩ 780,576
Reason of restriction	Reserve deposits under the BOK Act and others	Reserve deposits under the BOK Act and others
Counterparty	The BOK and others	The BOK and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 58
Reason of restriction	Reserve deposits and others
Counterparty	National Bank Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 872,603	₩ 798,493
Reason of restriction	Overseas futures and options trade deposits and others	Overseas futures and options trade deposits and others
Counterparty	Korea Investment & Securities and others	Korea Investment Securities and others